Commitments and Contingencies - Pledges and Guarantees (Details) $ in Thousands, € in Millions	Sep. 30, 2019 USD ($) guarantee	Sep. 30, 2019 EUR (€) guarantee	Dec. 31, 2018 USD ($) guarantee
Euler Hermes S.A.
Loss Contingencies [Line Items]
Number of guarantees issued by counterparty | guarantee	3	3	4
Guarantee obligation carrying amount	$ 8,940		$ 15,222
Deutsche Bank AG
Loss Contingencies [Line Items]
Number of guarantees issued by counterparty | guarantee	1	1	1
Guarantee obligation carrying amount	$ 2,178		$ 2,900
Norcarb Engineered Carbons AB
Loss Contingencies [Line Items]
Number of guarantees issued by counterparty | guarantee	1	1	1
Guarantee obligation carrying amount	$ 31		$ 33
Term Loan | Term Loan - USD
Loss Contingencies [Line Items]
Long-term debt	$ 282,200
Term Loan | Term Loan - EUR
Loss Contingencies [Line Items]
Long-term debt | €		€ 351.8